Other disclosures - Exposure to Europe's peripheral countries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	€ 136,377	€ 138,901
Off-balance-sheet government debt securities	14,517	13,364	€ 11,673
Off-balance-sheet other than derivatives contingent liabilities and commitments	6,299	5,622	3,596
Banco Popular Espanol, S.A. | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure			83,625
Off-balance-sheet other than derivatives contingent liabilities and commitments			15,460
SPAIN
Disclosure of financial assets [line items]
Risk exposure	213,668
Off-balance-sheet government debt securities	12,756
SPAIN | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	35,366	49,640	62,637
Off-balance-sheet government debt securities		11,529	10,079
Off-balance-sheet other than derivatives contingent liabilities and commitments	5,808	4,870	3,010
SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	227,813	258,075	262,286
Off-balance-sheet other than derivatives contingent liabilities and commitments	77,468	76,691	81,072
PORTUGAL | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	8,689	8,753	8,817
Off-balance-sheet government debt securities	1,306	1,415	1,163
Off-balance-sheet other than derivatives contingent liabilities and commitments	224	366	146
PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	39,804	38,887	41,626
Off-balance-sheet other than derivatives contingent liabilities and commitments	7,749	8,158	8,936
ITALY | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	2,735	261	6,108
Off-balance-sheet government debt securities	453	418	431
Off-balance-sheet other than derivatives contingent liabilities and commitments	267	386	440
ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	20,093	17,896	13,896
Off-balance-sheet other than derivatives contingent liabilities and commitments	4,948	5,193	4,310
Greece | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0	0
Greece | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	12	80	56
Off-balance-sheet other than derivatives contingent liabilities and commitments	201	200	200
IRELAND
Disclosure of financial assets [line items]
Off-balance-sheet government debt securities	2
IRELAND | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0	0
Off-balance-sheet government debt securities		2
IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	14,262	11,788	3,061
Off-balance-sheet other than derivatives contingent liabilities and commitments	996	850	714
Debt instruments | Banco Popular Espanol, S.A. | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure			19,601
Loans and advances - Customers | Sovereign Risk
Disclosure of financial assets [line items]
Other comprehensive income	17	34	31
Loans and advances - Customers | Other Counterparties Risk
Disclosure of financial assets [line items]
Other comprehensive income and impairment losses recognized	7,322	9,385	10,653
Loans and advances - Customers | Banco Popular Espanol, S.A. | Other Counterparties Risk
Disclosure of financial assets [line items]
Other comprehensive income and impairment losses recognized			3,986
Loans and advances - Customers | SPAIN | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	9,993	13,615	16,470
Loans and advances - Customers | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	194,817	202,149	210,976
Loans and advances - Customers | PORTUGAL | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	3,408	3,725	3,309
Loans and advances - Customers | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	33,403	33,596	35,650
Loans and advances - Customers | ITALY | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	19	80	16
Loans and advances - Customers | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	12,284	10,830	10,015
Loans and advances - Customers | Greece | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	12	80	56
Loans and advances - Customers | IRELAND | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0	0
Loans and advances - Customers | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	11,875	10,633	1,981
Financial assets held for trading and financial assets designated as FV with changes in results | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	14,520
Financial assets held for trading and financial assets designated as FV with changes in results | SPAIN | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	5,204
Financial assets held for trading and financial assets designated as FV with changes in results | ITALY | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	643
Financial assets held for trading and financial assets designated as FV with changes in results | Greece | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0
Financial assets held for trading and financial assets designated as FV with changes in results | IRELAND | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0
Financial assets held for trading and financial assets designated as FV with changes in results | Debt instruments | SPAIN | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure - long positions	9,090	3,601	6,940
Risk exposure effect of short positions	(3,886)	(2,458)	(2,012)
Financial assets held for trading and financial assets designated as FV with changes in results | Debt instruments | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	656	412	623
Financial assets held for trading and financial assets designated as FV with changes in results | Debt instruments | PORTUGAL | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure - long positions	31	72	208
Risk exposure effect of short positions	(777)	(115)	(155)
Financial assets held for trading and financial assets designated as FV with changes in results | Debt instruments | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	190	11	160
Financial assets held for trading and financial assets designated as FV with changes in results | Debt instruments | ITALY | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure - long positions	1,095	477	1,962
Risk exposure effect of short positions	(452)	(681)	(483)
Financial assets held for trading and financial assets designated as FV with changes in results | Debt instruments | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	625	84	438
Financial assets held for trading and financial assets designated as FV with changes in results | Debt instruments | Greece | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Financial assets held for trading and financial assets designated as FV with changes in results | Debt instruments | IRELAND | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure - long positions	0	0
Risk exposure effect of short positions	0	0
Financial assets held for trading and financial assets designated as FV with changes in results | Debt instruments | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	55	21	20
Non-trading financial assets mandatory at fair value through profit or loss | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0
Non-trading financial assets mandatory at fair value through profit or loss | SPAIN | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0
Non-trading financial assets mandatory at fair value through profit or loss | PORTUGAL | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0
Non-trading financial assets mandatory at fair value through profit or loss | ITALY | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0
Non-trading financial assets mandatory at fair value through profit or loss | Greece | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0
Non-trading financial assets mandatory at fair value through profit or loss | IRELAND | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | SPAIN | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0	0
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	321
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | PORTUGAL | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0	0
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | ITALY | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0	0
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | Greece | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | IRELAND | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0	0
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	592
Financial assets at fair value through other comprehensive income, category | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	85,459
Financial assets at fair value through other comprehensive income, category | SPAIN | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	19,961
Financial assets at fair value through other comprehensive income, category | PORTUGAL | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	5,450
Financial assets at fair value through other comprehensive income, category | ITALY | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	1,631
Financial assets at fair value through other comprehensive income, category | Greece | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0
Financial assets at fair value through other comprehensive income, category | IRELAND | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0
Financial assets at fair value through other comprehensive income, category | Debt instruments | SPAIN | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	19,961	27,078
Financial assets at fair value through other comprehensive income, category | Debt instruments | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	1,195
Financial assets at fair value through other comprehensive income, category | Debt instruments | PORTUGAL | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	5,450	4,794
Financial assets at fair value through other comprehensive income, category | Debt instruments | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	32
Financial assets at fair value through other comprehensive income, category | Debt instruments | ITALY | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	1,631	0
Financial assets at fair value through other comprehensive income, category | Debt instruments | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	606
Financial assets at fair value through other comprehensive income, category | Debt instruments | Greece | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0
Financial assets at fair value through other comprehensive income, category | Debt instruments | IRELAND | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0	0
Financial assets at fair value through other comprehensive income, category | Debt instruments | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	1,718
Financial assets available for sale, category | Debt instruments | SPAIN | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure			37,748
Financial assets available for sale, category | Debt instruments | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		1,760	4,784
Financial assets available for sale, category | Debt instruments | PORTUGAL | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure			5,220
Financial assets available for sale, category | Debt instruments | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		90	764
Financial assets available for sale, category | Debt instruments | ITALY | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure			4,613
Financial assets available for sale, category | Debt instruments | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		635	1,010
Financial assets available for sale, category | Debt instruments | Greece | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		0	0
Financial assets available for sale, category | Debt instruments | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		1,093	476
Financial assets at amortised cost, category | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	36,398
Financial assets at amortised cost, category | SPAIN | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	10,201
Financial assets at amortised cost, category | PORTUGAL | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	3,985
Financial assets at amortised cost, category | ITALY | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	461
Financial assets at amortised cost, category | Greece | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0
Financial assets at amortised cost, category | IRELAND | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0
Financial assets at amortised cost, category | Debt instruments | SPAIN | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	208	7,804
Financial assets at amortised cost, category | Debt instruments | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	1,501
Financial assets at amortised cost, category | Debt instruments | PORTUGAL | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	577	277
Financial assets at amortised cost, category | Debt instruments | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	2,956
Financial assets at amortised cost, category | Debt instruments | ITALY | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	442	385
Financial assets at amortised cost, category | Debt instruments | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	153
Financial assets at amortised cost, category | Debt instruments | Greece | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0
Financial assets at amortised cost, category | Debt instruments | IRELAND | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0	0
Financial assets at amortised cost, category | Debt instruments | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	22
Loans and receivables, category | Debt instruments | SPAIN | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure			1,585
Loans and receivables, category | Debt instruments | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		320	2,880
Loans and receivables, category | Debt instruments | PORTUGAL | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure			232
Loans and receivables, category | Debt instruments | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		0	4,007
Loans and receivables, category | Debt instruments | ITALY | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure			0
Loans and receivables, category | Debt instruments | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		0	0
Loans and receivables, category | Debt instruments | Greece | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		0	0
Loans and receivables, category | Debt instruments | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		16	584
Held-to-maturity investments, category | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure			0
Held-to-maturity investments, category | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure			106
Held-to-maturity investments, category | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure			0
Held-to-maturity investments, category | Greece | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure			0
Held-to-maturity investments, category | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure			0
Held-to-maturity investments, category | Debt instruments | SPAIN | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure			1,906
Held-to-maturity investments, category | Debt instruments | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		2,662
Held-to-maturity investments, category | Debt instruments | PORTUGAL | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure			3
Held-to-maturity investments, category | Debt instruments | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		3,821
Held-to-maturity investments, category | Debt instruments | ITALY | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure			0
Held-to-maturity investments, category | Debt instruments | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		0
Held-to-maturity investments, category | Debt instruments | Greece | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		0
Held-to-maturity investments, category | Debt instruments | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		25
Hedging derivatives, category | Other Than Credit Default Swaps | SPAIN | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure effect of short positions			(21)
Risk exposure	474	407
Hedging derivatives, category | Other Than Credit Default Swaps | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	2,417	3,880	2,299
Hedging derivatives, category | Other Than Credit Default Swaps | PORTUGAL | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure effect of short positions			0
Risk exposure	0	0
Hedging derivatives, category | Other Than Credit Default Swaps | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	931	1,132	1,416
Hedging derivatives, category | Other Than Credit Default Swaps | ITALY | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure effect of short positions			(5)
Risk exposure	5	87
Hedging derivatives, category | Other Than Credit Default Swaps | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	512	253	211
Hedging derivatives, category | Other Than Credit Default Swaps | Greece | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0	28	30
Hedging derivatives, category | Other Than Credit Default Swaps | IRELAND | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0	2
Hedging derivatives, category | Other Than Credit Default Swaps | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	232	127	79
Hedging derivatives, category | CDS | SPAIN | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Hedging derivatives, category | CDS | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	2	(6)	2
Hedging derivatives, category | CDS | PORTUGAL | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Hedging derivatives, category | CDS | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Hedging derivatives, category | CDS | ITALY | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	(5)	0	5
Hedging derivatives, category | CDS | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0	0	5
Hedging derivatives, category | CDS | Greece | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Hedging derivatives, category | CDS | IRELAND | Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	0	0
Hedging derivatives, category | CDS | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	€ 0	€ 0	€ 0